CONTRACT ASSETS	12 Months Ended
Dec. 31, 2020
CONTRACT ASSETS.
CONTRACT ASSETS

7.    CONTRACT ASSETS

The breakdown of contract assets is as follows:

	2019	2020
Contract assets	1,097	1,351
Allowance for expected credit losses	(153)	(112)
Net	944	1,239
Short term portion	(629)	(1,036)
Long term portion	315	203

Management believes that the allowance for expected credit losses is adequate to cover losses on uncollectible contract asset.

Refer to Note 32 for details of related party transactions.